Short-Term and Long-Term Borrowings - Schedule of Long-term Borrowings (Details) - Long-Term Debt [Member]	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 8,068,549	¥ 57,440,000
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 1,403,287	¥ 9,990,000
Long-term borrowings, Issuance Date	Mar. 20, 2025
Long-term borrowings, Expiration Date	Mar. 19, 2028
Long-term borrowings, Interest	2.40%	2.40%
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 560,472	¥ 3,990,000
Long-term borrowings, Issuance Date	Mar. 28, 2025
Long-term borrowings, Expiration Date	Mar. 27, 2028
Long-term borrowings, Interest	2.45%	2.45%
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 700,941	¥ 4,990,000
Long-term borrowings, Issuance Date	Aug. 18, 2025
Long-term borrowings, Expiration Date	Aug. 14, 2028
Long-term borrowings, Interest	2.40%	2.40%
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 702,346	¥ 5,000,000
Long-term borrowings, Issuance Date	Sep. 16, 2025
Long-term borrowings, Expiration Date	Oct. 16, 2026
Long-term borrowings, Interest	2.35%	2.35%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 943,953	¥ 6,720,000
Long-term borrowings, Issuance Date	Jul. 18, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 370,839	¥ 2,640,000
Long-term borrowings, Issuance Date	Jul. 30, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 497,261	¥ 3,540,000
Long-term borrowings, Issuance Date	Aug. 11, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 595,589	¥ 4,240,000
Long-term borrowings, Issuance Date	Aug. 26, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 561,877	¥ 4,000,000
Long-term borrowings, Issuance Date	Sep. 01, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 292,176	¥ 2,080,000
Long-term borrowings, Issuance Date	Sep. 08, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 976,260	¥ 6,950,000
Long-term borrowings, Issuance Date	Sep. 12, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 463,548	¥ 3,300,000
Long-term borrowings, Issuance Date	Sep. 24, 2025
Long-term borrowings, Expiration Date	Jul. 17, 2032
Long-term borrowings, Interest	3.00%	3.00%